File No. 2-86008
                                                                        811-3828

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|


                  Pre-Effective Amendment No. __                            |_|


                  Post-Effective Amendment No.  33                          |X|
                                                --


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|


                  Amendment No.  32                                         |X|
                                 --


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                      SELIGMAN MUNICIPAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017 (Address of
                    principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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         It is proposed that this filing will become effective (check the appropriate box).


|_|   immediately upon filing pursuant to paragraph (b) of rule 485


|X|   on January 31, 1999 pursuant to paragraph (b) of rule 485
        -----------------


|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485


|_|   on  (date)       pursuant to paragraph (a)(1) of rule 485
         -------------


|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on     (date)       pursuant to paragraph (a)(2) of rule 485.
         ----------------

If appropriate, check the following box:


|X|  This  post-effective  amendment  designates  a  new  effective  date  for
a      previously filed post-effective amendment.

PART A to this Post-Effective Amendment No. 33 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed November 12, 1998.

PART B to this Post-Effective Amendment No. 33 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed November 12, 1998.

PART C to this Post-Effective Amendment No. 33 to the Registration Statement is incorporated by reference to Registrant's Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed November 12, 1998.

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of January, 1999.


                                        SELIGMAN MUNICIPAL FUND SERIES, INC.



                                        By:  /s/ William C. Morris
                                             -----------------------------------
                                                 William C. Morris, Chairman*


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities indicated on January 19, 1999.

           Signature                  Title
           ---------                  -----


/s/ William C. Morris                 Chairman of the Board (Principal
----------------------                   executive officer) and Director
William C. Morris*


/s/ Brian T. Zino                     President and Director
----------------------
Brian T. Zino


/s/ Thomas G. Rose                    Treasurer (Principal financial and
----------------------                  accounting officer)
Thomas G. Rose


John R. Galvin, Director      )
Alice S. Ilchman, Director    )
Frank A. McPherson, Director  )
John E. Merow, Director       )       /s/ Brian T. Zino
Betsy S. Michel, Director     )       --------------------------------
James C. Pitney, Director     )       *Brian T. Zino, Attorney-in-fact
James Q. Riordan, Director    )
Richard R. Schmaltz, Director )
Robert L. Shafer, Director    )
James N. Whitson, Director    )